Item 1. Schedule of Investments

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
(Unaudited)	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ALABAMA 2.4%

Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (MBIA Insured)	5,000	5,174
Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded 2/1/11†)
(FGIC Insured)	6,405	7,028
Total Alabama (Cost $12,080)		12,202

ALASKA 0.3%

Alaska HFC, Single Family, 5.35%, 12/1/07 #	1,580	1,621
Total Alaska (Cost $1,578)		1,621

ARIZONA 3.0%

Arizona School Fac. Board, 5.50%, 7/1/13 (Prerefunded 7/1/11†)	1,910	2,088
Arizona Transportation Board, Federal Highway Revenue
5.00%, 7/1/10	3,290	3,495
Salt River Agricultural Improvement & Power
5.00%, 1/1/08	2,625	2,711
5.00%, 1/1/09	5,000	5,228
5.75%, 1/1/08	2,000	2,095
Total Arizona (Cost $15,572)		15,617

CALIFORNIA 11.1%

California
Economic Recovery
VRDN (Currently 2.95%)	3,150	3,150
5.00%, 7/1/23 (Tender 7/1/07)	4,280	4,388
California, GO
5.00%, 6/1/07	1,475	1,511
5.00%, 2/1/08	3,590	3,708
5.00%, 2/1/09	2,600	2,715
5.00%, 2/1/11	2,500	2,653
5.00%, 5/1/12	4,065	4,343
5.75%, 10/1/09	1,520	1,639
Economic Recovery, 5.25%, 1/1/11	4,500	4,862
California Dept. of Water Resources
Power Supply
5.25%, 5/1/09 (MBIA Insured)	5,475	5,810
5.50%, 5/1/10	3,000	3,228
5.50%, 5/1/11	675	733
California Public Works Board
Dept. of Corrections, 5.00%, 6/1/07	3,000	3,070
Dept. of Mental Health, 5.00%, 6/1/07	6,000	6,124
California Univ. Trustees, 5.00%, 11/1/17 (AMBAC Insured)	3,600	3,866
Santa Clara Valley Transit Dist., 5.50%, 4/1/36
(Tender 10/2/06) (AMBAC Insured)	3,000	3,058
Univ. of California Regents, 5.00%, 5/15/14 (FSA Insured)	2,500	2,709
Total California (Cost $58,058)		57,567

COLORADO 1.7%

Colorado DOT, RAN, 5.75%, 6/15/07 (AMBAC Insured)	4,950	5,130
Denver City & County Airport, 5.75%, 11/15/07 (AMBAC Insured) #	3,320	3,454
Total Colorado (Cost $8,689)		8,584

CONNECTICUT 1.2%
Connecticut, Special Tax Obligation, 5.375%, 10/1/12
(FSA Insured)	2,500	2,719
Mashantucket (Western) Pequot Tribe, 144A, 6.50%, 9/1/06	3,185	3,247
Mohegan Tribe Indians, 5.50%, 1/1/06	450	451
Total Connecticut (Cost $6,347)		6,417

DELAWARE 0.3%

Delaware River Toll Bridge, 5.25%, 7/1/10	1,525	1,623
Total Delaware (Cost $1,624)		1,623

DISTRICT OF COLUMBIA 2.2%

District of Columbia, GO, 5.50%, 6/1/08 (FSA Insured)	2,235	2,345
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/08 (FSA Insured) #	4,000	4,138
5.50%, 10/1/07 (FGIC Insured) #	4,000	4,135
5.50%, 10/1/12 (FGIC Insured) #	965	1,043
Total District of Columbia (Cost $11,728)		11,661

FLORIDA 7.5%

Broward County
Port Fac., 5.375%, 9/1/10 (MBIA Insured) #	3,000	3,135
Resource Recovery, 5.00%, 12/1/05	4,650	4,650
Collier County, Gas Tax, 5.00%, 6/1/09 (AMBAC Insured)	2,000	2,098
Florida Board of Ed., Lottery, 5.50%, 7/1/08 (FGIC Insured)	5,185	5,452
Florida Board of Ed., GO, Capital Outlay, 5.00%, 6/1/06	1,000	1,009
Florida Dept. of Natural Resources
Documentary Stamp Tax
5.00%, 7/1/12 (AMBAC Insured)	4,000	4,136
6.00%, 7/1/09 (AMBAC Insured)	5,000	5,416
Highlands County HFA
Adventist Health
5.00%, 11/15/07	500	513
5.00%, 11/15/09	285	298
5.00%, 11/15/11	500	528
5.00%, 11/15/12	600	635
5.00%, 11/15/15	1,250	1,316
5.00%, 11/15/16	800	840
Kissimmee Utility Auth.
5.00%, 10/1/12 (AMBAC Insured)	2,400	2,584
5.25%, 10/1/09 (FSA Insured)	870	924
Lee County, Solid Waste, 5.25%, 10/1/08 (MBIA Insured) #	4,000	4,169
Volusia County School Dist., GO, 5.00%, 8/1/06 (FGIC Insured)	1,400	1,416
Total Florida (Cost $39,332)		39,119

GEORGIA 3.4%
Athens-Clarke County Unified Gov't. Dev. Auth.
Univ. of Georgia Athletic Assoc., VRDN (Currently 2.99%)	4,500	4,500
Atlanta Airport, 5.25%, 1/1/11 (FSA Insured) #	2,675	2,834
Hall County, GO, 5.00%, 10/1/06 (FSA Insured)	3,545	3,596
Savannah Economic Dev. Auth., College of Art & Design
6.90%, 10/1/29 (Prerefunded 10/1/09†)	5,880	6,634
Total Georgia (Cost $17,765)		17,564

HAWAII 0.6%

Honolulu, 5.60%, 4/1/07 (Escrowed to Maturity)	2,995	3,086
Total Hawaii (Cost $3,121)		3,086

ILLINOIS 0.8%

Chicago, GO, Neighborhoods Alive, 5.00%, 1/1/09 (MBIA Insured)	1,350	1,409
Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)	1,650	1,810
Southwestern Dev. Auth.
Anderson Hosp.
5.25%, 8/15/06	510	515
5.50%, 8/15/07	535	548
Total Illinois (Cost $4,230)		4,282

INDIANA 0.8%

Indiana HFFA, Ascension Health, 5.00%, 11/1/07	4,150	4,260
Total Indiana (Cost $4,311)		4,260
KANSAS 1.8%

Kansas DOT
5.40%, 3/1/08	1,835	1,916
5.40%, 3/1/08 (Escrowed to Maturity)	3,015	3,148
5.50%, 9/1/08	3,205	3,382
5.50%, 9/1/08 (Escrowed to Maturity)	795	839
Total Kansas (Cost $9,327)		9,285

KENTUCKY 0.6%

Kenton County Airport
5.00%, 3/1/08 (MBIA Insured) #	1,785	1,836
5.00%, 3/1/09 (MBIA Insured) #	1,250	1,297
Total Kentucky (Cost $3,177)		3,133

LOUISIANA 3.2%

Louisiana, GO
5.00%, 8/1/08 (MBIA Insured)	3,480	3,611
5.00%, 8/1/09 (MBIA Insured)	5,505	5,768
5.50%, 4/15/07 (AMBAC Insured)	7,000	7,194
Total Louisiana (Cost $16,698)		16,573

MARYLAND 6.5%

Anne Arundel County, GO, 5.00%, 3/1/12	4,750	5,116
Frederick County, GO, 5.00%, 8/1/11	1,000	1,075
Maryland, GO, State & Local Fac., 5.50%, 8/1/08	2,175	2,297
Maryland DOT, 5.50%, 2/1/09	7,370	7,839
Maryland Economic Dev. Corp.
Maryland Aviation Administration, 5.00%, 6/1/09
(FSA Insured) #	3,250	3,393
U.S. Pharmacopeial, VRDN (Currently 2.99%) (AMBAC Insured)	1,225	1,225
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/12	1,000	1,062
Maryland Ind. Dev. Fin. Auth., Trinity Health Corp.
Muni Auction Rate (Currently 3.15%) 12/1/15	1,850	1,850
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (AMBAC Insured) #	6,000	6,448
Northeast Maryland Waste Disposal Auth. IDRB
Waste Management, 4.75%, 1/1/12 #	1,000	1,010
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/09	2,580	2,719
Total Maryland (Cost $33,797)		34,034

MASSACHUSETTS 2.4%

Massachusetts, 5.00%, 12/15/13 (FSA Insured)	5,000	5,360
Massachusetts Municipal Wholesale Electric, Power Supply
5.00%, 7/1/07 (MBIA Insured)	6,995	7,167
Total Massachusetts (Cost $12,712)		12,527

MICHIGAN 2.3%
Michigan, Comprehensive Transportation Fund
5.25%, 5/15/07 (FSA Insured)	1,240	1,274
Michigan Building Auth., 5.00%, 10/15/06 (MBIA Insured)	1,000	1,015
Michigan Municipal Bond Auth., GO, 4.25%, 8/18/06	1,400	1,406
Michigan Public Power Agency, Belle River
5.25%, 1/1/08 (MBIA Insured)	5,130	5,322
Wayne County Charter Airport, 5.25%, 12/1/11 (MBIA Insured) #	3,000	3,146
Total Michigan (Cost $12,286)		12,163

MINNESOTA 1.2%
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/10 (FGIC Insured) #	3,305	3,514
Minnesota, GO, 5.25%, 8/1/09	2,575	2,739
Total Minnesota (Cost $6,225)		6,253

MISSISSIPPI 0.4%

Jackson County Port Fac., Chevron Corp., VRDN (Currently 2.99%)	1,900	1,900
Total Mississippi (Cost $1,900)		1,900

MISSOURI 0.6%

Missouri Highway & Transportation Commission
5.00%, 2/1/08	500	518
5.00%, 5/1/13	2,500	2,700
Total Missouri (Cost $3,216)		3,218

NEBRASKA 1.3%

American Public Energy Agency, VRDN (Currently 3.05%)	2,100	2,100
Omaha Public Power Dist., 5.40%, 2/1/06	800	803
Univ. of Nebraska Fac. Corp., 5.25%, 7/15/06	3,720	3,766
Total Nebraska (Cost $6,630)		6,669

NEVADA 0.8%

Clark County Airport
5.00%, 7/1/06 (AMBAC Insured) #	200	202
5.00%, 7/1/07 (AMBAC Insured) #	1,200	1,227
Clark County IDRB, PCR, Southwest Gas
5.80%, 3/1/38 (Tender 3/1/13) #	2,300	2,457
Total Nevada (Cost $3,749)		3,886
NEW HAMPSHIRE 0.3%

New Hampshire HEFA, Elliot Hospital, 4.25%, 10/1/08	1,720	1,726
Total New Hampshire (Cost $1,753)		1,726

NEW JERSEY 4.5%

New Jersey, GO, TRAN, 4.00%, 6/23/06	5,000	5,032
New Jersey Economic Dev. Auth.
Cigarette Tax, 5.00%, 6/15/08	2,500	2,573
School Fac. Construction, 5.25%, 3/1/14	2,000	2,167
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (MBIA Insured)	6,220	6,606
5.75%, 6/15/11 (Escrowed to Maturity)	2,350	2,598
6.00%, 6/15/07 (Escrowed to Maturity)	4,000	4,160
Total New Jersey (Cost $23,070)		23,136

NEW MEXICO 1.3%

Bernalillo County, 5.75%, 4/1/26 (Prerefunded 4/1/06†)	5,000	5,043
New Mexico Ed. Assistance Foundation, 5.50%, 11/1/10 #	1,750	1,776
Total New Mexico (Cost $6,696)		6,819

NEW YORK 9.7%
Dormitory Auth. of the State of New York, Mount Sinai NYU Health
5.00%, 7/1/11	1,800	1,824
Long Island Power Auth., 5.00%, 12/1/06	4,000	4,070
New York City, GO
5.00%, 11/1/09	5,000	5,250
5.00%, 8/1/14	3,500	3,727
5.25%, 8/1/10	4,245	4,520
5.25%, 8/1/11	1,200	1,286
New York City IDA, 5.00%, 1/1/12 #	4,425	4,570
New York City Transitional Fin. Auth.
5.00%, 2/1/10	4,850	5,123
5.00%, 11/1/14	5,000	5,398
New York State Thruway Auth., Highway & Bridge
5.25%, 4/1/10 (MBIA Insured)	5,000	5,345
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)	4,820	5,041
Tobacco Settlement Fin. Corp.
5.00%, 6/1/08	1,700	1,755
5.25%, 6/1/13	2,500	2,599
Total New York (Cost $50,717)		50,508
NORTH CAROLINA 1.0%

North Carolina Eastern Municipal Power Agency
5.50%, 1/1/11	2,500	2,684
7.00%, 1/1/08	2,485	2,649
Total North Carolina (Cost $5,295)		5,333

OHIO 1.6%
Ohio Building Auth, Adult Correction Fac., 5.00%, 10/1/10
(MBIA Insured)	7,300	7,771
Steubenville Hosp. Fac., Trinity Health, 5.60%, 10/1/06	730	743
Total Ohio (Cost $8,648)		8,514

OKLAHOMA 0.4%

Oklahoma Transportation Auth., 5.25%, 1/1/07 (AMBAC Insured)	1,780	1,818
Total Oklahoma (Cost $1,822)		1,818

PENNSYLVANIA 6.0%

Pennsylvania, GO
5.00%, 9/15/06	6,000	6,081
5.00%, 2/1/07	5,250	5,353
5.00%, 7/1/13 (FGIC Insured)	4,000	4,322
5.25%, 2/1/07	2,000	2,045
5.25%, 2/1/12 (MBIA Insured)	5,300	5,769
6.00%, 7/1/09	4,375	4,748
Philadelphia IDA, Philadelphia Airport
5.25%, 7/1/08 (FGIC Insured) #	3,000	3,124
Total Pennsylvania (Cost $31,507)		31,442

PUERTO RICO 3.1%

Puerto Rico, GO, 5.00%, 7/1/28 (MBIA Insured) (Tender 7/1/08)	6,355	6,603
Puerto Rico Electric Power Auth., 5.00%, 7/1/06	2,870	2,894
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12†)	6,000	6,571
Total Puerto Rico (Cost $16,235)		16,068

SOUTH CAROLINA 1.5%

South Carolina, GO, School Fac., 5.00%, 7/1/10	3,525	3,756
South Carolina Public Service Auth., 5.00%, 1/1/09 (FSA Insured)	4,000	4,180
Total South Carolina (Cost $8,026)		7,936

SOUTH DAKOTA 0.6%
South Dakota HEFA, Sioux Valley Hosp., 4.85%, 11/1/19
(Tender 5/1/06)	3,110	3,127
Total South Dakota (Cost $3,149)		3,127

TENNESSEE 0.8%
Metropolitan Nashville & Davidson County HEFB, Vanderbilt Univ.
5.00%, 10/1/44 (Tender 4/1/10) (MBIA Insured)	4,000	4,217
Total Tennessee (Cost $4,294)		4,217

TEXAS 5.8%

Brazos River Auth., TXU Energy, 5.75%, 5/1/36 (Tender 11/1/11) #	2,520	2,678
Brazos River Harbor Navigation Dist. IDRB, Dow Chemical
VR, 4.95%, 5/15/33 (Tender 5/15/07) #	1,500	1,530
Dallas/Fort Worth Airport
5.625%, 11/1/12 (FGIC Insured) #	5,000	5,400
6.10%, 11/1/20 (FGIC Insured) #	3,500	3,759
Fort Worth, GO, 5.00%, 3/1/06	1,000	1,004
Gulf Coast Waste Disposal Auth., Waste Management, PCR
3.20%, 4/1/12 (Tender 5/1/06) #	3,300	3,290
Harris County Health Fac. Dev. Corp.
St. Lukes Episcopal Hosp.
5.50%, 2/15/11	2,140	2,293
5.50%, 2/15/12 (Prerefunded 8/15/11†)	2,000	2,175
San Antonio, 5.00%, 8/1/10 (Escrowed to Maturity)	105	111
San Antonio, GO, 5.00%, 8/1/10	5,745	6,084
San Antonio Electric & Gas, 5.00%, 2/1/07	1,535	1,564
Total Texas (Cost $29,147)		29,888

VIRGINIA 4.6%

Arlington County IDA
Virginia Hosp. Center
5.50%, 7/1/09	3,200	3,395
5.50%, 7/1/12	3,760	4,119
Charles City County IDA, IDRB
Waste Management
Zero Coupon, 2/1/09 #	750	766
6.25%, 4/1/27 (Tender 4/1/12) #	750	824
Virginia Beach, GO, Public Improvement, 5.25%, 3/1/09	1,370	1,447
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,310	1,405
Virginia HDA, Single Family, 4.30%, 7/1/08 (MBIA Insured)	2,900	2,954
Virginia Port Auth., 5.50%, 7/1/07 #	4,500	4,649
Virginia Transportation Board, 5.00%, 5/15/14	4,000	4,322
Total Virginia (Cost $23,495)		23,881

WASHINGTON 0.6%

King County, GO, 5.25%, 12/1/07	3,195	3,311
Total Washington (Cost $3,227)		3,311

WEST VIRGINIA 0.2%

West Virginia Hosp. Fin. Auth.
Charleston Medical Center
5.90%, 9/1/06	225	229
5.90%, 9/1/06 (Escrowed to Maturity)	930	947
Total West Virginia (Cost $1,154)		1,176

WISCONSIN 1.0%
Franklin Solid Waste Disp. IDRB, Waste Management, PCR
3.625%, 4/1/16 (Tender 5/1/06) #	3,000	2,996
Wisconsin HEFA
Froedert & Community Health Obligation
5.50%, 10/1/07	1,000	1,028
5.50%, 10/1/08	1,250	1,302
Total Wisconsin (Cost $5,307)		5,326

Total Investments in Securities
99.4% of Net Assets (Cost $517,694)		$517,470

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,247 and represents
0.6% of net assets
AMBAC	AMBAC Assurance Corp.
DOT	Department of Transportation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HEFB	Health & Educational Facility Board
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
TRAN	Tax Revenue Anticipation Note
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
(Unaudited)	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $517,560,000. Net unrealized loss aggregated $90,000 at period-end, of which $3,667,000 related to appreciated investments and $3,757,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006